Share Based Payments (Details Textual)	12 Months Ended
	Jun. 30, 2020 Key_management_personnel employee Director Consultant	Jun. 30, 2019 Key_management_personnel employee Director Consultant	Jun. 30, 2018 Key_management_personnel employee Director Consultant	Jun. 30, 2009 shares	Jun. 30, 2008 shares	Jun. 30, 2007 shares	Jun. 30, 2005 shares	Jun. 30, 2004 shares
2004 ASX Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of former director | Director	2	2
Number of director | Director	4	4	5
Number of key management personnel | Key_management_personnel	2	2	2
Number of employees | employee	9	11	11
Number of consultant | Consultant	5	7	9
Number of ordinary shares authorized under plan | shares				6,000,000	4,500,000	3,000,000	2,200,000	1,200,000
Option expiration period	10 years
Percentage of default vesting conditions per year	25.00%
2018 ADS Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares authorized under plan | shares				6,000,000	4,500,000	3,000,000	2,200,000	1,200,000
Option expiration period	10 years
Percentage of default vesting conditions per year	25.00%